Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Columbia Overseas Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Class A
Trading Symbol	COAVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature.
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 62	1.16%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.16%
Net Assets	$ 3,242,523,531
Holdings Count | Holding	105
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 3,242,523,531
Total number of portfolio holdings	105
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Shell PLC	4.3%
TotalEnergies SE	3.5%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Banco Santander SA	2.6%
ING Groep NV	2.6%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.3%
Imperial Brands PLC	2.2%
Novartis AG, Registered Shares	2.2%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Shell PLC	4.3%
TotalEnergies SE	3.5%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Banco Santander SA	2.6%
ING Groep NV	2.6%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.3%
Imperial Brands PLC	2.2%
Novartis AG, Registered Shares	2.2%

Columbia Overseas Value Fund - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Advisor Class
Trading Symbol	COSVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 49	0.91%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%
Net Assets	$ 3,242,523,531
Holdings Count | Holding	105
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 3,242,523,531
Total number of portfolio holdings	105
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Hol
dings
Shell PLC	4.3%
TotalEnergies SE	3.5%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Banco Santander SA	2.6%
ING Groep NV	2.6%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.3%
Imperial Brands PLC	2.2%
Novartis AG, Registered Shares	2.2%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Hol
dings
Shell PLC	4.3%
TotalEnergies SE	3.5%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Banco Santander SA	2.6%
ING Groep NV	2.6%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.3%
Imperial Brands PLC	2.2%
Novartis AG, Registered Shares	2.2%

Columbia Overseas Value Fund -Class C
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Class C
Trading Symbol	COCVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 102	1.91%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.91%
Net Assets	$ 3,242,523,531
Holdings Count | Holding	105
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 3,242,523,531
Total number of portfolio holdings	105
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdin
gs
Shell PLC	4.3%
TotalEnergies SE	3.5%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Banco Santander SA	2.6%
ING Groep NV	2.6%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.3%
Imperial Brands PLC	2.2%
Novartis AG, Registered Shares	2.2%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdin
gs
Shell PLC	4.3%
TotalEnergies SE	3.5%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Banco Santander SA	2.6%
ING Groep NV	2.6%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.3%
Imperial Brands PLC	2.2%
Novartis AG, Registered Shares	2.2%

Columbia Overseas Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Institutional Class
Trading Symbol	COSZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature.
Expenses [Text Block]
What were the Fund costs for the reporting period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 49	0.91%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%
Net Assets	$ 3,242,523,531
Holdings Count | Holding	105
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statist ics
Fund net assets	$ 3,242,523,531
Total number of portfolio holdings	105
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to cha nge.
Top Holdi
ngs
Shell PLC	4.3%
TotalEnergies SE	3.5%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Banco Santander SA	2.6%
ING Groep NV	2.6%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.3%
Imperial Brands PLC	2.2%
Novartis AG, Registered Shares	2.2%
Equity Sector Allocation

Geographic Allocation

Largest Holdings [Text Block]
Top Holdi
ngs
Shell PLC	4.3%
TotalEnergies SE	3.5%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Banco Santander SA	2.6%
ING Groep NV	2.6%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.3%
Imperial Brands PLC	2.2%
Novartis AG, Registered Shares	2.2%

Columbia Overseas Value Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Institutional 2 Class
Trading Symbol	COSSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 44	0.82%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%
Net Assets	$ 3,242,523,531
Holdings Count | Holding	105
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 3,242,523,531
Total number of portfolio holdings	105
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdi
ngs
Shell PLC	4.3%
TotalEnergies SE	3.5%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Banco Santander SA	2.6%
ING Groep NV	2.6%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.3%
Imperial Brands PLC	2.2%
Novartis AG, Registered Shares	2.2%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdi
ngs
Shell PLC	4.3%
TotalEnergies SE	3.5%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Banco Santander SA	2.6%
ING Groep NV	2.6%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.3%
Imperial Brands PLC	2.2%
Novartis AG, Registered Shares	2.2%

Columbia Overseas Value Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Institutional 3 Class
Trading Symbol	COSYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 41	0.77%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%
Net Assets	$ 3,242,523,531
Holdings Count | Holding	105
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 3,242,523,531
Total number of portfolio holdings	105
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Hol
dings
Shell PLC	4.3%
TotalEnergies SE	3.5%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Banco Santander SA	2.6%
ING Groep NV	2.6%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.3%
Imperial Brands PLC	2.2%
Novartis AG, Registered Shares	2.2%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Hol
dings
Shell PLC	4.3%
TotalEnergies SE	3.5%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Banco Santander SA	2.6%
ING Groep NV	2.6%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.3%
Imperial Brands PLC	2.2%
Novartis AG, Registered Shares	2.2%

Columbia Overseas Value Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Class R
Trading Symbol	COVUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 76	1.41%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.41%
Net Assets	$ 3,242,523,531
Holdings Count | Holding	105
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 3,242,523,531
Total number of portfolio holdings	105
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdi
ngs
Shell PLC	4.3%
TotalEnergies SE	3.5%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Banco Santander SA	2.6%
ING Groep NV	2.6%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.3%
Imperial Brands PLC	2.2%
Novartis AG, Registered Shares	2.2%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdi
ngs
Shell PLC	4.3%
TotalEnergies SE	3.5%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Banco Santander SA	2.6%
ING Groep NV	2.6%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.3%
Imperial Brands PLC	2.2%
Novartis AG, Registered Shares	2.2%